                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-08375

                       Scudder Investors Portfolios Trust
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                  One South Street
                                Baltimore, MD 21202
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        8/31

Date of reporting period:       8/31/04

ITEM 1.  REPORT TO STOCKHOLDERS

Deutsche Global Funds, Ltd.

Top 50 US Fund

Annual Report to Shareholders

August 31, 2004

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

Top 50 US Fund

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Directors

Top 50 US Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Registered Public Accounting Firm

<Click Here> Trustees and Officers

Deutsche Global Funds, Ltd.	CUSIP Number
Top 50 US Fund	DEU545791

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's offering circular for specific details regarding its investments and risk profile.

The fund is not available to any United States person. This fund is domiciled in the Cayman Islands and is available only to investors who are permitted or qualified under the jurisdiction to which he/she is subject.

Not for distribution in the United States. For more information please obtain an offering circular.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:

Attn.: Brokerage Operations Group
811 Main Street
Kansas City, MO 64105

or call:

Toll Free: 800-738-3570
Direct: 816-292-6367 or 816-292-6212

Performance Summary August 31, 2004

Average Annual Total Returns*
	1-Year	3-Year	5-Year	Life of Fund**
Top 50 US Fund	1.57%	-6.14%	-9.63%	-2.29%
S&P 500 Index+	11.46%	.80%	-2.07%	3.76%

Sources: Lipper Inc. and Investment Company Capital Corp.

Net Asset Value
Net Asset Value: 8/31/04	$ 21.30
8/31/03	$ 20.97

* Returns during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.
** The Fund commenced operations on October 2, 1997. Index returns begin September 30, 1997.
+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Current performance may be lower or higher than the performance quoted. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Portfolio Management Review

Top 50 US Fund: A Team Approach to Investing

Investment Company Capital Corp. ("ICCC" or the "Advisor") is the investment advisor for Top 50 US Portfolio, in which the fund invests all its assets. Deutsche Asset Management, Inc. ("DeAM, Inc."), the Portfolio's subadvisor, is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

ICCC and DeAM, Inc. are indirect, wholly owned subsidiaries of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

Owen B. Fitzpatrick

CFA, Managing Director of Deutsche Asset Management and Co-Manager of the Portfolio.

• Joined Deutsche Asset Management in 1995.

• Joined the Portfolio in 1999.

• Over 15 years of investment industry experience.

Karin Hillmer

Vice President of Deutsche Asset Management and Co-Manager of the Portfolio.

• Joined Deutsche Asset Management in 1986.

• Joined the Portfolio in 2002.

• Over 17 years of investment industry experience.

Financial Statements

Statement of Assets and Liabilities as of August 31, 2004 (Expressed in US Dollars)
Assets
Investment in Top 50 US Portfolio, at value	$ 211,974
Due from Advisor	17,111
Total assets	229,085
Liabilities
Accrued management fee	1,862
Total liabilities	1,862
Net assets, at value	$ 227,223
Net Assets
Paid in capital	2,355,658
Retained earnings (accumulated losses)	(2,128,435)
Net assets, at value	$ 227,223
Net Asset Value
Net Asset Value and redemption price per share ($227,223 / 10,669 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$ 21.30

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended August 31, 2004 (Expressed in US Dollars)
Investment Income
Total investment income allocated from the Top 50 US Portfolio: Dividends (net of foreign taxes withheld of $17,599)	$ 44,144
Interest	495
Expenses	(121,371)
Net investment income (loss) allocated from the Top 50 US Portfolio	(76,732)
Expenses: Management fee	73,585
Auditing	8,268
Other	6,062
Total expenses, before expense reductions	87,915
Expense reductions	(120,962)
Total expenses, after expense reductions	(33,047)
Net investment income (loss)	(43,685)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	900,906
Net unrealized appreciation (depreciation) during the period on investments	(618,445)
Net gain (loss) on investment transactions	282,461
Net increase (decrease) in net assets resulting from operations	$ 238,776

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (Expressed in US Dollars)
Increase (Decrease) in Net Assets	Years Ended August 31,
	2004	2003
Operations: Net investment income (loss)	$ (43,685)	$ (50,707)
Net realized gain (loss) on investment transactions	900,906	(594,394)
Net unrealized appreciation (depreciation) on investment transactions during the period	(618,445)	963,397
Net increase (decrease) in net assets resulting from operations	238,776	318,296
Fund share transactions: Proceeds from shares sold	9,253	11,274
Cost of shares redeemed	(5,652,447)	(1,426,134)
Net increase (decrease) in net assets from Fund share transactions	(5,643,194)	(1,414,860)
Increase (decrease) in net assets	(5,404,418)	(1,096,564)
Net assets at beginning of period	5,631,641	6,728,205
Net assets at end of period	$ 227,223	$ 5,631,641

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended August 31,	2004	2003	2002	2001	2000
Selected Per Share Data (Expressed in US Dollars)
Net asset value, beginning of period	$ 20.97	$ 19.74	$ 25.76	$ 43.84	$ 35.34
Income (loss) from investment operations: Net investment income (loss)	(.20)[a]	(.17)[a]	(.26)[a]	(.21)	(.58)
Net realized and unrealized gain (loss) on investment transactions	.53	1.40	(5.76)	(17.87)	9.08
Total from investment operations	.33	1.23	(6.02)	(18.08)	8.50
Net asset value, end of period	$ 21.30	$ 20.97	$ 19.74	$ 25.76	$ 43.84
Total Return (%)[b]	1.57	6.23	(23.37)	(41.24)	24.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period (US$ millions)	.227	6	7	14	21
Ratio of expenses before expense reductions, including expenses allocated from the Top 50 US Portfolio (%)	4.27	3.75	3.10	3.07	3.26
Ratio of expenses after expense reductions, including expenses allocated from the Top 50 US Portfolio (%)	1.80	1.80	1.80	1.75	1.79
Ratio of net investment income (loss) (%)	(.89)	(.88)	(1.10)	(1.09)	(1.28)
[a] Based on average shares outstanding during the period. [b] Total return would have been lower had certain expenses not been reduced.

Notes to Financial Statements

A. Significant Accounting Policies

Top 50 US Fund (the "Fund") is the sole series of Deutsche Global Funds, Ltd. (the "Corporation"), a Cayman Islands Limited Liability Company registered as a mutual fund under the Cayman Islands Mutual Fund Law.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Top 50 US Portfolio (the "Portfolio"), a series of Scudder Investors Portfolios Trust (the "Trust"), an open-end management investment company advised by Investment Company Capital Corp. ("ICCC") and subadvised by Deutsche Asset Management, Inc. ("DeAM, Inc.").

At August 31, 2004, the Fund owned approximately 100% of the Top 50 US Portfolio (see Note E - Cessation of Operations). The financial statements of the Portfolio are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund determines the valuation of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

Taxes. Under current laws of the Cayman Islands, there are no income, estate, transfer, sales or other Cayman Islands taxes payable by the Fund. The Fund intends to conduct its affairs such that it will not be subject to income taxes in any jurisdiction. Individual investors may be taxed on their proportionate share of the Fund's tax basis income based on their individual circumstances.

Distributions. The Directors have determined that it is in the best interest of the Fund's shareholders to have income and capital gains accumulated instead of distributed.

Other. The Fund receives a daily allocation of the Portfolio's income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio.

B. Related Parties

ICCC (the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for the Portfolio.

Investment Management Agreement. Under the Investment Management Agreement, the Investment Manager provides certain administrative services in accordance with the Investment Management Agreement. The investment management fee payable under the Investment Management Agreement is equal to an annual rate of 1.50% of the Fund's average daily net assets, computed and accrued daily and payable monthly. Pursuant to this Investment Management Agreement, the Investment Manager will pay from this fee the fees and other charges of various service providers to the Fund.

For the year ended August 31, 2004, the Investment Manager and certain of its subsidiaries voluntarily maintained the annualized expenses of the Fund to 1.80%.

Directors' Fees and Expenses. As compensation for his or her services, each Independent Director receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2004		Year Ended August 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Top 50 US Fund	422	$ 9,253	590	$ 11,274
Shares redeemed
Top 50 US Fund	(258,361)	$ (5,652,447)	(72,785)	$ (1,426,134)
Net increase (decrease)
Top 50 US Fund	(257,939)	$ (5,643,194)	(72,195)	$ (1,414,860)

D. Ownership of the Fund

At August 31, 2004, one shareholder held approximately 100% of the outstanding shares of the Fund.

E. Cessation of Operations

On June 3, 2004, the Board of Directors of the Fund approved the cessation of operations of the Fund effective August 20, 2004 (the ``Closing Date''). Accordingly, the Board has voted to redeem involuntarily the shares of any Fund shareholder outstanding at that time. The Fund remained open through September 2004 to complete the shareholder redemption process. In conjunction with approving the cessation of operations of the Fund, the Board approved closing the Fund to new investors effective as of the close of business on June 4, 2004.

Report of Independent Auditors

To the Board of Directors of Deutsche Global Funds, Ltd. and the Shareholder of the Top 50 US Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Top 50 US Fund (a series of Deutsche Global Funds, Ltd., hereafter referred to as the "Fund") at August 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these financial statements in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As discussed in Note E, the Fund ceased operations subsequent to August 31, 2004.

George Town, Cayman Islands October 27, 2004	PricewaterhouseCoopers

Directors

Director
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Number of Funds in the Fund Complex Overseen	Business Experience and Directorships During the Past 5 Years
Julian F. Sluyters[3] 7/14/60 Director since 2004	139	Managing Director, Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991-1998) UBS Global Asset Management

Daniel O. Hirsch[3] 3/27/54 Director since 2002	1	Managing Director, Deutsche Asset Management (2002-present). Formerly, Director, Deutsche Asset Management (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.), (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).

1 Unless otherwise indicated, the mailing address of each Director with respect to fund operations is P.O. Box 501, Cardinal Avenue, George Town, Grand Cayman, Cayman, Islands, BWI.
2 Length of time served represents the date that each Director first began serving in that position with Deutsche Global Funds Ltd. of which this fund is a series.
3 Mr. Sluyters and Mr. Hirsch are both directors who are "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Sluyters and Mr. Hirsch are both Managing Directors of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

(The following financial statements of the Top 50 US Portfolio should be read in conjunction with the Fund's financial statements.)

Financial Statements

Statement of Assets and Liabilities as of August 31, 2004
Assets
Cash equivalents	$ 330,432
Dividends receivable	2,124
Interest receivable	655
Other assets	1,166
Total assets	334,377
Liabilities
Accrued investment advisory fee	2,949
Other accrued expenses and payables	119,454
Total liabilities	122,403
Net assets, at value	$ 211,974

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended August 31, 2004
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,405)	$ 216,665
Interest	1,407
Total Income	218,072
Expenses: Investment advisory fee	148,086
Administrator service fee	26,133
Accounting fees	32,799
Auditing	44,683
Custody fees	17,677
Legal	27,266
Trustees' fees and expenses	10,553
Total expenses	307,197
Net investment income (loss)	(89,125)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	2,789,651
Net unrealized appreciation (depreciation) during the period on investments	(1,719,486)
Net gain (loss) on investment transactions	1,070,165
Net increase (decrease) in net assets resulting from operations	$ 981,040

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended August 31,
	2004	2003
Operations: Net investment income (loss)	$ (89,125)	$ (67,901)
Net realized gain (loss) on investment transactions	2,789,651	(2,150,999)
Net unrealized appreciation (depreciation) on investment transactions during the period	(1,719,486)	3,703,181
Net increase (decrease) in net assets resulting from operations	981,040	1,484,281
Capital transactions in shares of beneficial interest: Proceeds from capital invested	2,402,401	3,742,743
Value of capital withdrawn	(25,618,442)	(6,661,976)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(23,216,041)	(2,919,233)
Increase (decrease) in net assets	(22,235,001)	(1,434,952)
Net assets at beginning of period	22,446,975	23,881,927
Net assets at end of period	$ 211,974	$ 22,446,975

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended August 31,	2004	2003	2002	2001	2000
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.212	22	24	34	36
Ratio of expenses (%)	1.76	1.58	1.38	1.47	1.67
Ratio of net investment income (loss) (%)	(.51)	(.30)	(.39)	(.59)	(1.00)
Portfolio turnover rate (%)	75	50	51	31	68
Total investment return (%)	1.61[b]	6.81[a]	(22.58)[a]	-	-

a Total investment return for the Portfolio was derived from the performance of Class A of Scudder Top 50 US Fund.
b Total investment return for the Portfolio was derived from the performance of Top 50 US Fund (a series of Deutsche Global Funds, Ltd.)

Notes to Financial Statements

A. Significant Accounting Policies

Top 50 US Portfolio (the "Portfolio"), a non-diversified series of the Scudder Investors Portfolios Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. The Portfolio may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned among the Portfolios in the Trust.

Cash. Cash includes deposits held at the Portfolio's custodian in a variable rate account at the applicable interest rate.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

The Portfolio makes a daily allocation of its income, expenses and realized and unrealized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the year ended August 31, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated $12,360,424 and $35,756,514, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Investment Company Capital Corp. ("ICCC" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor and Administrator for the Portfolio. Deutsche Asset Management, Inc. ("DeAM, Inc."), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for the Portfolio.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The investment advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.85% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. DeAM, Inc., an affiliate of the Advisor, serves as subadvisor with respect to the investment and reinvestment of assets in the Portfolio and is paid by the Advisor for its services.

Administrator Service Fee. Under the Administration Services Appendix to the Master Services Agreement, the Portfolio pays ICCC an annual fee (the "Administrator Service Fee") based on the Portfolio's average daily net assets. This fee is calculated and accrued daily and paid monthly, at the annual rate of 0.15% of the Portfolio's average daily net assets. The Administrator Service Fee aggregated $26,133, of which $453 is unpaid at August 31, 2004.

Various third party service providers provide certain services to the Portfolio. Certain expenses of the Portfolio will not be borne by ICCC such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel).

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

D. Line of Credit

The Portfolio and several other affiliated funds (the "Participants") shared in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

F. Cessation of Operations

On June 3, 2004, the Board of Trustees of the Portfolio approved the cessation of operations of the Portfolio effective August 20, 2004 (the ``Closing Date''). The Portfolio remained open through September 2004 to complete the shareholder redemption process of the Top 50 US Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Scudder Investors Portfolios Trust and the Beneficial Interest Holders of Top 50 US Portfolio:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Top 50 US Portfolio (one of the portfolios constituting Scudder Investors Portfolios Trust, hereafter referred to as the "Trust") at August 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note F, the Fund ceased operations subsequent to August 31, 2004.

Boston, Massachusetts October 27, 2004	PricewaterhouseCoopers LLP

Trustees and Officers

Independent Trustees
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Joseph R. Hardiman 5/27/37 Chairman since 2004 Trustee since 2000	Private Equity Investor (January 1997 to present); Director, Corvis Corporation[3] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Soundview Technology Group Inc. (investment banking) (July 1998-January 2004) and Director, Circon Corp.[3] (medical instruments) (November 1998-January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976-1985).
		54
Richard R. Burt 2/3/47 Trustee since 1998	Chairman, Diligence LLC (international information collection and risk-management firm) (September 2002 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the Board, Weirton Steel Corporation[3] (April 1996 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998-February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001).
		56
S. Leland Dill 3/28/30 Trustee since 2002	Trustee, Phoenix Euclid Market Neutral Funds (since May 1998), Phoenix Funds (24 portfolios) (since May 2004) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989-May 1992), Coutts (USA) International (January 1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General Partner, Pemco (investment company) (June 1979-June 1986); Trustee, Phoenix Zweig Series Trust (September 1989-May 2004).	54
Martin J. Gruber 7/15/37 Trustee since 2002	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee (since January 2000) and Chairman of the Board (since February 2004), CREF (pension fund); Trustee of the TIAA-CREF mutual funds (53 portfolios) (since February 2004); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996-January 2000); Director, S.G. Cowen Mutual Funds (January 1985-January 2001).	54
Richard J. Herring 2/18/46 Trustee since 2002	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000).	54
Graham E. Jones 1/31/33 Trustee since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	54
Rebecca W. Rimel 4/10/51 Trustee since 2000	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present).	54
Philip Saunders, Jr. 10/11/35 Trustee since 2002	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).	54
William N. Searcy 9/03/46 Trustee since 2002	Private investor (since October 2003); Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989-October 2003).	54
Robert H. Wadsworth 1/29/40 Trustee since 1997	President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May 1983 to present). Formerly, President and Trustee, Trust for Investment Managers (registered investment company) (April 1999-June 2002); President, Investment Company Administration, L.L.C. (January 1992*-July 2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies).
* Inception date of the corporation which was the predecessor to the L.L.C.
		57

Interested Trustee
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
William N. Shiebler[4] 2/6/42 Trustee, 2004-present	Chief Executive Officer in the Americas for Deutsche Asset Management ("DeAM") and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999)	139

Officers
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years
Julian F. Sluyters[5,7] 7/14/60 President and Chief Executive Officer, 2004-present	Managing Director, Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991-1998) UBS Global Asset Management.

Kenneth Murphy[6] 10/13/63 Vice President and Anti-Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (September 2000 to present). Formerly, Director, John Hancock Signature Services (1992-2000).
Paul H. Schubert[5,7] 1/11/63 Chief Financial Officer, 2004-present	Managing Director, Deutsche Asset Management (2004-present); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds at UBS Global Asset Management (1994-2004).

Charles A. Rizzo[6] 8/5/57 Treasurer since 2002	Managing Director, Deutsche Asset Management (April 2004 to present). Formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).

John Millette[6] 8/23/62 Secretary since 2003	Director, Deutsche Asset Management.
Daniel O. Hirsch 3/27/54 Assistant Secretary since 2003	Managing Director, Deutsche Asset Management (2002 to present) and Director, Deutsche Global Funds Ltd. (2002 to present). Formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).

Caroline Pearson[6] 4/1/62 Assistant Secretary since 2002	Managing Director, Deutsche Asset Management.
Bruce A. Rosenblum 9/14/60 Vice President since 2003 Assistant Secretary since 2002	Director, Deutsche Asset Management.
Kevin M. Gay[6] 11/12/59 Assistant Treasurer since 2004	Vice President, Deutsche Asset Management.
Salvatore Schiavone[6] 11/3/65 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Kathleen Sullivan D'Eramo[6] 1/25/57 Assistant Treasurer since 2003	Director, Deutsche Asset Management.

1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
2 Length of time served represents the date that each Trustee or Officer first began serving in that position with Deutsche Investors Portfolios Trust of which this Portfolio is a series.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 Mr. Shiebler is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler's business address is 280 Park Avenue, New York, New York.
5 Address: 345 Park Avenue, New York, New York.
6 Address: Two International Place, Boston, Massachusetts.
7 Effective September 30, 2004, Mr. Sluyters and Mr. Schubert were elected as President of the Fund and Chief Financial Officer of the Fund, respectively.

ITEM 2.         CODE OF ETHICS.

As of the end of the period, August 31, 2004, Scudder Investors Portfolios Trust has adopted a code of ethics,  as defined in Item 2 of Form N-CSR,  that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S.
Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                               TOP 50 US PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
                                   Audit-                           All
       Fiscal        Audit        Related           Tax            Other
        Year         Fees          Fees             Fees            Fees
       Ended        Billed        Billed           Billed          Billed
     August 31,     to Fund       to Fund          to Fund         to Fund
--------------------------------------------------------------------------------
2004                $18,000        $185            $4,200            $0
--------------------------------------------------------------------------------
2003                $32,000       $1,205           $4,000            $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Investment Company
Capital Corp. ("ICCC" or the "Adviser"), and any entity controlling, controlled by or under common control with ICCC ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the
Fund's last two fiscal years.

--------------------------------------------------------------------------------
                                                                     All
                       Audit-Related         Tax Fees               Other
         Fiscal        Fees Billed to        Billed to           Fees Billed
          Year          Adviser and        Adviser and          to Adviser and
          Ended       Affiliated Fund    Affiliated Fund       Affiliated Fund
        August 31,   Service Providers  Service Providers     Service Providers
--------------------------------------------------------------------------------
2004                   $767,051                $0                    $0
--------------------------------------------------------------------------------
2003                   $517,013              $55,500                 $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                                       Total
                                      Non-Audit
                                        Fees
                                      billed to
                                     Adviser and
                                     Affiliated     Total
                                       Fund       Non-Audit
                                     Service         Fees
                                    Providers      billed to
                                   (engagements     Adviser
                                      related        and
                                     directly     Affiliated
                        Total         to the         Fund
                      Non-Audit     operations      Service
                         Fees      and financial    Providers
         Fiscal         Billed    reporting of      (all other       Total of
          Year         to Fund       the Fund)     engagements)      (A), (B)
         Ended
        August 31,       (A)            (B)            (C)           and (C)
--------------------------------------------------------------------------------
2004                  $4,200            $0        $1,430,816       $1,435,016
--------------------------------------------------------------------------------
2003                  $4,000         $55,500      $5,741,860       $5,801,360
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
ICCC and other related entities that provide support for the operations of the fund.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Fund management has previously identified a significant deficiency relating to the overall fund expense payment and accrual process. This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the
Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Top 50 US Portfolio

By:                                 /s/Julian Sluyters
                                    -----------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Top 50 US Portfolio

By:                                 /s/Julian Sluyters
                                    -----------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 28, 2004

By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 28, 2004